Schedule of other expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2021 SGD ($)
Other Expenses
Information technology expenses	$ 932	$ 1,230	$ 1,124	$ 1,006
Information technology expenses	376	496	437	392
Information technology expenses	1,850	2,441	1,948	266
Information technology expenses	17	23	315	64
Information technology expenses	76	99	171	63
Information technology expenses	$ 3,251	$ 4,289	$ 3,995	$ 1,791